INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Prior to any impairment adjustment, intangible assets consisted of the following:

	June 30, 2018	December 31, 2017
Patents	$3,697,709	$3,697,709
Capitalized software development	1,178,966	1,005,369
Accumulated amortization	(2,791,943)	(2,538,615)
Intangible assets, net	$2,084,732	$2,164,463

Prior to any impairment adjustment, intangible assets consisted of the following:

	2017	2016
Patents	$3,697,709	$3,697,710
Capitalized software development	1,005,369	621,566
Accumulated amortization	(2,538,615)	(2,006,027)
Intangible assets, net	$2,164,463	$2,313,249